UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2000
                                                --------------

Check here if Amendment [X]; Amendment Number:  __2__
         This Amendment (Check only one.): [X] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Clincher Capital Corporation
Address:          227 West Monroe Street, Suite 4800
                  Chicago, Illinois   60606

Form 13F File Number:  28-05461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David S. Richter
Title:   President
Phone:   (312) 739-2138

Signature, Place, and Date of Signing:

/s/ David S. Richter              Chicago, Illinois          August  14, 2000
---------------------------  ---------------------------  ---------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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List of other Managers Reporting for this Manager

Form 13F File Number                Name

28-05459                   Waveland International, Ltd.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        1
                                                     ----------

Form 13F Information Table Entry Total:                   1
                                                     ----------

Form 13F Information Table Value Total:              $  1,515
                                                     -----------
                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


        No.          Form 13F File Number                Name

        1                28-05463                   David S. Richter
     ---------                                      -----------------------







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                                                                          Form 13F Information Table

   Column 1        Column 2      Column 3    Column 4           Column 5           Column 6     Column 7        Column 8
----------------------------------------------------------------------------------------------------------------------------------
Name of Issuer  Title of Class     CUSIP       Value      Shrs or   Sh/   Put/     Investment     Other     Voting Authority
                                             (X$1000)     Prn Amt   Prn   Call     Discretion   Managers
                                                                                                            Sole     Shared   None
----------------------------------------------------------------------------------------------------------------------------------
VETERINARY
CTRS AMER INC        COM         925514101    1,515       110,207   SH             DEFINED         1        110,207




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